Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 4,077	25,403	5,035
Reclass to income tax payable	(2,557)	(15,931)
Additions based on tax positions related to the current year	133	830	20,368
Balance at end of year	$ 1,653	10,302	25,403